Apr. 29, 2016

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Service, Class IR, Class R and Class R6 Shares of the

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated March 24, 2017 to the

Prospectus, Summary Prospectuses

and Statement of Additional Information (“SAI”),

each dated April 29, 2016

Accordingly, on the Effective Date, the Portfolios’ disclosures are modified as follows:

In connection with the portfolio management changes, the Portfolios will undergo certain changes to their principal investment strategies and Underlying Funds.

These changes include the Portfolios’ ability to invest directly in affiliated and unaffiliated exchange-traded funds and in derivatives for both hedging and non-hedging purposes. The Portfolios’ derivative investments may include (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities, credit linked notes, exchange-traded notes, and contracts for differences.

In addition, the following are added as Principal Risks of each Portfolio:

Asset Allocation Risk.  The Portfolio’s allocations to the various underlying asset classes may cause the Portfolio to underperform other funds with a similar investment objective.

Derivatives Risk.  The Portfolio’s use of futures, swaps, options, forward contracts and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. In December 2015, the Securities and Exchange Commission proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact a Portfolio’s ability to invest in derivatives and other instruments and adversely affect such Portfolio’s performance and ability to pursue its investment objectives.

Market Risk.  The value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial market.